Finance Income (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Finance Income

	2021	2020	2019
	RMB million	RMB million	RMB million
Interest income	339	166	96
Foreign exchange gains, net (Note 12(b))	1,619	2,494	—

	1,958	2,660	96